Income Taxes (Details) - Schedule of reconciliation of income tax	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Rate reconciliation:
Federal tax benefit at statutory rate	(21.00%)	(21.00%)
State tax, net of federal benefit	(4.30%)	(5.20%)
Permanent differences	3.90%	2.40%
Research & development credits	(1.20%)	(1.10%)
Foreign rate differential	(0.60%)	(0.50%)
Other difference	(0.60%)
Change in valuation allowance	23.80%	25.40%
Tax provision